Short-Term Debt	12 Months Ended
Dec. 31, 2016
Short-term Debt [Abstract]
SHORT-TERM DEBT

24. SHORT-TERM DEBT

Emera’s short-term borrowings consist of commercial paper issuances, advances on revolving and non-revolving credit facilities and short-term notes. Short-term debt and the related weighted-average interest rates as at December 31 consisted of the following:

millions of Canadian dollars	2016		Weighted-average interest rate	2015	Weighted-average interest rate
TECO Energy/TECO Finance	$
Advances on revolving credit and term facilities		685	1.74%	-	-%
Tampa Electric Company
Advances on accounts receivable and revolving credit facilities		228	1.49%	-	-%
NMGC
Advances on revolving credit facilities		35	1.71%	-	-%
NSPI
Bank indebtedness		1	2.70%	16	2.70%
GBPC
Advances on revolving credit facilities		12	5.75%	-	-%
Short-term debt		$961		$16

The Company’s total short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of Canadian dollars	Maturity	2016	2015
TECO Energy/TECO Finance - term credit facility	2017	537	$-
TECO Energy/TECO Finance - revolving credit facility	2018	403	-
Tampa Electric Company - revolving credit facility	2018	436	-
Tampa Electric Company - accounts receivable revolving credit facility	2018	201	-
NMGC - revolving credit facility	2018	168	-
GBPC - revolving credit facility	2017	17	18
Total		1,762	18
Less:
Advances under revolving credit and term facilities		960	-
Letters of credit issued inside credit facilities		3	-
Total advances under available facilities		963	-
Available capacity under existing agreements		$799	$18

The weighted average interest rate on outstanding short-term debt at December 31, 2016 was 1.73 per cent (2015 – 2.70 per cent).

Credit Facilities

TECO Energy/TECO Finance Term Credit Facility

TECO Energy has a $537 million ($400 million USD) bank credit facility maturing March 14, 2017. Interest rates on the borrowings are based on LIBOR plus a margin. TECO Finance expects to refinance the credit facility before maturity.

TECO Energy/TECO Finance Revolving Credit Facility

TECO Energy has a $403 million ($300 million USD) bank credit facility maturing December 17, 2018. Interest rates on the borrowings are based on LIBOR plus a margin.

TEC Credit Facility

TEC has a $436 million ($325 million USD) bank credit facility with a maturity date of December 17, 2018. Interest rates on the borrowings are based on LIBOR plus a margin.

TEC Accounts Receivable Facility

TEC has a $201 million ($150 million USD) accounts receivable collateralized borrowing facility with a maturity date of March 23, 2018. Interest rates on the borrowings are based on prevailing asset-backed commercial paper rates. TEC has pledged as collateral a pool of receivables equal to the borrowings outstanding in the case of default. TEC continues to service, administer and collect the pledged receivables, which are classified as receivables on the balance sheet.

NMGC Credit Agreement

NMGC has a $168 million ($125 million USD) bank credit facility with a maturity date of December 17, 2018. Interest rates on the borrowings are based on one-month LIBOR plus a margin.